Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxation
14.	TAXATION
Enterprise income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.
Hong Kong
The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the periods presented, the Group did not make any provisions for Hong Kong profit tax as the Group did not generate any assessable profits arising in Hong Kong at the end of each reporting period. Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
China
The Group’s PRC entities are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Certain subsidiaries of the Group being qualified as a High New Technology Enterprise (‘‘HNTE’’) are entitled to the preferential income tax rate of 15%. Dividends, interests, rent or royalties payable by the Group’s PRC entities to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Loss before income taxes consists of:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
PRC	(1,167,367)	(1,095,015)	(1,646,607)	(258,388)
Non-PRC	65,171	147,721	70,592	11,077

	(1,102,196)	(947,294)	(1,576,015)	(247,311)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current income tax expense	9,180	15,081	27,593	4,330
Deferred income tax benefit	(177)	(177)	(11,852)	(1,860)

	9,003	14,904	15,741	2,470

The reconciliation of income tax expense computed using the PRC statutory tax rate to the actual income tax expense is as follows:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Loss before income tax	(1,102,196)	(947,294)	(1,576,015)	(247,311)
Income tax computed at the PRC statutory tax rate of 25%	(275,549)	(236,824)	(394,004)	(61,828)
Effect of tax holiday and preferential tax rates	11,493	(44,121)	7,083	1,111
Effect of different tax rates in different jurisdictions	(11,626)	10,580	(1,681)	(264)
Other non-taxable income	(21,557)	(35,454)	(24,999)	(3,923)
Non-deductible expenses	64,095	14,060	36,719	5,762
Share-based compensation costs	30,320	82,528	108,588	17,040
Research and development super deduction	(94,401)	(113,388)	(146,639)	(23,011)
Withholding tax and others	9,180	11,581	9,552	1,499
Change in valuation allowance	259,031	399,756	434,056	68,113
True-up adjustments in respect of prior year’s annual tax filing	—	(83,342)	(3,474)	(545)
Tax rate change on deferred items	38,017	9,528	(9,460)	(1,484)

Income tax expense	9,003	14,904	15,741	2,470

Deferred tax
The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets:
Tax loss carried forward	1,454,702	1,841,192	288,923
Accrued expenses	56,111	235,737	36,992
Depreciation	4,990	7,082	1,111
Allowance for doubtful accounts	3,156	53,436	8,385
Government grant	6,175	4,266	669
Operating lease liabilities	56,706	63,781	10,009
Accrued interest	66,609	170,337	26,730
Others	—	2,737	430
Less: valuation allowance	(1,401,416)	(1,881,873)	(295,307)

	247,033	496,695	77,942

Deferred tax liabilities:
Operating lease right-of-use assets	54,658	57,300	8,992
One-time deduction for fixed asset purchases	191,107	337,564	52,970
Long-lived assets arising from business acquisitions	29	277,267	43,509
Others	1,268	22,655	3,555

	247,062	694,786	109,026

The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2020 and 2021, the Group’s total deferred tax assets before valuation allowances were RMB1,648,449 and RMB2,378,568 (US$373,249), respectively. As of December 31, 2020 and 2021, the Group recorded valuation allowances of RMB1,401,416 and RMB1,881,873 (US$295,307), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to
be realized. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
As of December 31, 2021, the Group had net losses of approximately RMB7,485,149 (US$1,174,583)
mainly deriving from entities in the PRC and Hong Kong. The tax losses in the PRC can be carried forward for five years to offset future taxable profit and the period was extended to ten years for entities that qualify as HNTE. The tax losses of entities in the PRC will expire between 2022 and 2026 and the tax losses of entities in the PRC that qualify as HNTE will expire between 2022 and 2031, if not utilized. The tax losses in Hong Kong can be carried forward without an expiration date.

Unrecognized tax benefits
As of December 31, 2020 and 2021, the Group had unrecognized tax benefits of RMB
12,613
and RMB
59,049
(US$
9,266
)
,
 of which RMB
12,613
and RMB
43,095
(US$
6,762
), respectively, were deducted against the deferred tax assets on tax losses carr ied
forward, and the remaining amounts of
RMB
nil
and RMB
15,954
(US$
2,504
), respectively
,
were presented in other liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2020 and 2021 were primarily related to the tax-deduction
of accrued interest expenses and profit before tax differences. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment.
As of December 31, 2020 and 2021, there are
 RMB

nil
and RMB
15,954

(US$
2,504
)
of unrecognized tax benefits that if recognized would impact the annual effective tax rate, respectively. A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	2020	2021	2021
	RMB	RMB	US$

Balance at beginning of the year	—	12,613	1,979
Additions from the business acquisitions	—	19,551	3,068
Additions based on tax positions related to current year	12,613	26,885	4,219

Balance at end of the year	12,613	59,049	9,266

For

the periods presented, the

Group did
no
t record any
penalties
related to unrecognized tax benefits.
In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries. Accordingly, the subsidiaries’ tax years of 2018 through 2021 remain open to examination by the respective tax authorities.